Related party transactions - Narrative (Details) - Directors and Senior Managers $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Common shares [member]
Related party transactions [Line Items]
Number Of Shares Held	23,245,840
Percent voting rights of the Companny	0.081
Additional number of shares authorized to purchase	3,459,344
Number of shares issuable based on performance conditions	6,204,268
Convertible Notes [Member]
Related party transactions [Line Items]
Payables to related parties | $	$ 89	$ 84	$ 79